Investment properties_Rental fee earned from investment properties (Details) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Rental income from investment property net of direct operating expense [Abstract]
Rental fee earned from investment properties	₩ 5,080	₩ 4,579	₩ 5,027